Party-in-Interest Transactions (Additional Information) (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 511,000
Notes receivable from participants	14,368,000	$ 14,423,000
Expenses improperly paid for record keeping services			$ 963,390	$ 963,390	$ 963,390
EBP Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 500,000
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares purchased	2,632,773	2,659,776